Research and Development Expenses (Details) - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Research And Development [Line Items]
Total Research and Development Expenses		$ 3,387	$ 2,974	[1]	$ 6,594	[1]
Research and Development Expenses
Research And Development [Line Items]
Salaries, wages and related expenses	[2]	1,886	1,539	[3]	3,258	[3]
Share-based payment	[2]	241	218	[3]	564	[3]
Materials		598	426	[3]	1,054	[3]
Professional services		115	171	[3]	402	[3]
Maintenance, office and software fees		233	171	[3]	301	[3]
Depreciation and amortization		186	277	[3]	625	[3]
D&O insurance		38	107	[3]	178	[3]
Others		90	65	[3]	212	[3]
Total Research and Development Expenses		$ 3,387	$ 2,974	[3]	$ 6,594	[3]

[1]	Restated- see Note 3 for details of discontinued operation
[2]	Including expenses in respect of related parties - see Note 15.
[3]	Restated- see Note 3 for discontinued operation